Business combinations:	12 Months Ended
Dec. 31, 2012
Business combinations:
Business combinations:

4.              Business combinations:

(a)         Acquisition of Emer:

On July 1, 2011, the Company acquired, through its wholly owned subsidiary, Juniper Engines Italy S.r.l., 100% of the outstanding shares of Emer from the seller.  The fair value of the consideration for the acquisition was $39,706.  Westport paid cash of $17,607 on closing and issued 881,860 common shares with a value of $22,099 based on the NASDAQ closing price of the Company’s shares on July 1, 2011 of $25.06.  The Company also assumed approximately $77,000 in existing net debt of Emer. Post-closing, Westport repaid approximately $36,300 of the debt, leaving approximately $40,700 in debt on the consolidated balance sheet as of July 1, 2011.

The acquisition was accounted for as a business combination using the purchase method.  The results of Emer have been included in the consolidated financial statements of the Company from July 1, 2011.

The Company obtained an independent third-party valuation of inventories, property and equipment, and intangible assets. The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706

The foreign exchange rate used to translate Euro denominated net assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.45 based on the July 1, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $50,774. Goodwill includes the value of the assembled work force and expected synergies including access to markets and supply chain integration. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for Emer of $31,831 and $1,924, respectively, from July 1, 2011 to December 31, 2011.  Had the Company acquired Emer on April 1, 2011, consolidated pro forma revenue and net loss for the nine-month period ended December 31, 2011 would have been $108,372 (year ended March 31, 2011 - $108,322) and $54,927 (year ended March 31, 2011 - $31,322), respectively, not including the financial results of AFV (note 4(b)).

The Company incurred acquisition related expenses of $1,683 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(b)         Acquisition of AFV:

On October 11, 2011, the Company acquired, through its wholly owned subsidiary Westport Light Duty Canada Inc., 100% of the outstanding shares of AFV.  The fair value of the consideration for the acquisition was $3,939.  Westport paid cash of $2,558 on closing and issued 33,161 common shares with a value of $953 based on the TSX closing price of the Company’s shares on October 11, 2011 of $28.74 (CDN$29.56).  There is also a contingent earn-out, which will be settled in Westport shares if AFV achieves certain performance targets by December 31, 2014.

The Company also assumed approximately $1,087 in existing debt of AFV.  Upon closing, Westport settled $420 of the debt, leaving approximately $667 in debt on the consolidated balance sheet as of October 11, 2011.

The acquisition was accounted for as a business combination using the purchase method. The results of AFV have been included in the consolidated financial statements of the Company from October 11, 2011.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

The foreign exchange rate used to translate net assets acquired, liabilities assumed and purchase consideration from Swedish Krona into U.S. dollars was 6.6712 based on the October 11, 2011 closing rate.

The Company recognized goodwill associated with the transaction of $2,701. Goodwill includes the value of the assembled work force and expected synergies including access to markets and product know-how. Goodwill is not deductible for tax purposes.

The consolidated financial statements reflect consolidated revenue and net loss for AFV of $2,566 and $191, respectively, from October 11, 2011 to December 31, 2011.  Had the Company acquired AFV on April 1, 2011, consolidated pro forma revenue and net loss for the nine months ended December 31, 2011 would have been $62,683 (year ended March 31, 2011 - $36,775) and $43,064 (year ended March 31, 2011 - $42,724), respectively, not including the financial results of Emer (note 4(a)).

The Company incurred acquisition related expenses of $93 during the nine months ended December 31, 2011, which have been recorded in general and administrative expenses in the consolidated statements of operations.

(c)          Acquisition of AEC:

On March 20, 2012, the Company acquired, through its wholly owned subsidiary, Westport Innovations (Australia) Pty Ltd., certain assets of AEC. Based in Perth, Australia, AEC specializes in research, development and production of patented electronic fuel injection and engine management technologies that enable vehicle engines to operate on natural gas.

The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets	$685
Intangible assets subject to amortization over 8 years	832

Total assets acquired	1,517
Less: total liabilities	(392)

Total net assets acquired	$1,125

The Company paid cash totaling $1,125 (AUD$1,082) for the acquisition. The Company also assumed AEC’s Australian leased facility and approximately ten of AEC’s employees.  The acquisition was accounted for as a business combination using the purchase method.

The foreign exchange rate used to translate Australian dollar denominated assets acquired, liabilities assumed and purchase consideration into U.S. dollars was 1.04 based on the March 20, 2012 closing rate.

The Company incurred acquisition related expenses of $280 during the year ended December 31, 2012, which have been recorded in general and administrative expenses in the consolidated statement of operations.

The Company has determined that the acquisition of AEC was a non-material business combination. As such, pro forma disclosures are not required.